CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Loss for the year	$ (15,887)	$ (37,509)	$ (24,769)
Items that will not be recycled to profit or loss:
Gain (loss) from remeasurement of liabilities (net) in respect of post-employment benefit obligations	0	146	431
Items that may be recycled to profit or loss:
Gain (loss) from translation of financial statements of foreign activities	(170)	(374)	87
Gains on cash flow hedges	42	0	0
Total comprehensive loss for the year	(16,015)	(37,737)	(24,251)
Attribution of total comprehensive income (loss) for the year:
To shareholders of the Company	(16,015)	(37,737)	(24,181)
To non-controlling interests	0	(0)	(70)
Total comprehensive loss for the year	$ (16,015)	$ (37,737)	$ (24,251)